Share-Based Compensation and US Foods Common Stock Issuances - Summary of Options Outstanding (Detail) - $ / shares	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	8,311,800
Options granted	1,577,502	0
Options exercised	(1,456,616)
Options forfeited	(588,008)
Outstanding, ending balance	7,844,678	8,311,800
Outstanding, vested and exercisable	6,072,063
Average Fair Value Outstanding, beginning balance	$ 5.10
Average Fair Value granted	6.91	$ 0	$ 6.00
Average Fair Value exercised	4.99
Average Fair Value forfeited	5.69
Average Fair Value Outstanding, ending balance	5.45	5.10
Average Fair Value Vested and exercisable	5.04
Average Exercise Price Outstanding, beginning balance	13.85
Average Exercise Price granted	17.28
Average Exercise Price exercised	13.58
Average Exercise Price forfeited	15.79
Average Exercise Price Outstanding, ending balance	14.76	$ 13.85
Average Exercise Price Vested and exercisable	$ 13.61
Remaining contractual term, Outstanding	5 years 3 months 18 days
Remaining contractual term, Vested and exercisable	4 years 3 months 18 days
Time Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	4,552,857
Options granted	886,513
Options exercised	(773,696)	(4,444)	(457,026)
Options forfeited	(282,786)
Outstanding, ending balance	4,382,888	4,552,857
Outstanding, vested and exercisable	3,147,695
Performance Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	3,758,943
Options granted	690,989
Options exercised	(682,920)	(3,703)	(457,026)
Options forfeited	(305,222)
Outstanding, ending balance	3,461,790	3,758,943
Outstanding, vested and exercisable	2,924,367